INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Partnership	Mar. 31, 2021	Mar. 31, 2020
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	23	33
Series 47 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	7
Series 48 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	4
Series 49 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	22